Intangible Assets (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Intangible Assets

The table below summarizes the Company’s intangible assets at September 30, 2020 and December 31, 2019 (in thousands):

		Weighted Average	September 30, 2020
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	5	5	$123,436	(79,884)	(37,871)	$5,681
Trademark and trade names	5	5	7,746	(3,903)	(2,379)	1,464
Animation and visual effects technologies	5	5	6,016	(1,868)	(1,848)	2,300
Digital asset library	5	5	7,536	(1,830)	(2,185)	3,522
Intellectual Property	7	-	828	(574)	(254)	-
Customer relationships	2	1.5	23,678	-	(5,920)	17,758
fuboTV tradename	9	8.5	38,197	-	(2,122)	36,075
Software and technology	9	8.5	181,737	-	(10,097)	171,640
Total			$389,174	$(88,059)	$(62,676)	$238,440

		Weighted Average	December 31, 2019
	Useful Lives (Years)	Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$—	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	—	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	—	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	—	—
Total			$154,129	$(8,598)	$(28,885)	$116,646

Schedule of Intangible Assets Amortization Expense

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$9,731
2021	38,922
2022	30,043
2023	27,084
2024	27,010
Thereafter	105,650
Total	$238,440

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Intangible Assets

The table below summarizes the Company’s intangible assets at March 31, 2020 (in thousands):

	Useful	Weighted Average	March 31, 2020
	Lives (Years)	Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	(29,054)	$94,382
Trademark and trade names	7	6	7,746	(1,826)	5,920
Animation and visual effects technologies	7	6	6,016	(1,418)	4,598
Digital asset library	5-7	5.5	7,536	(1,610)	5,926
Intellectual Property	7	6	828	(195)	633
Total			$145,562	$(34,103)	$111,459

The table below summarizes the Company’s intangible assets at December 31, 2019 and 2018 (in thousands):

			December 31, 2019
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$-	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	-	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	-	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	-	-
Total			$154,129	$(8,598)	$(28,885)	$116,646

			December 31, 2018
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6.6	$123,436	$(7,012)	$116,424
Trademark and trade names	7	6.6	7,746	(443)	7,303
Animation and visual effects technologies	7	6.6	6,016	(344)	5,672
Digital likeness development	7	6.6	6,255	(357)	5,898
Intellectual Property	7	6.6	828	(47)	781
Total			$144,281	$(8,203)	$136,078

Schedule of Intangible Assets Amortization Expense

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$15,652
2021	20,868
2022	20,868
2023	20,868
2024	20,795
Thereafter	12,408
Total	$111,459

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$20,862
2021	20,862
2022	20,862
2023	20,862
2024	20,790
Thereafter	12,408
Total	$116,646